Recurring Fair Value Measurements (Details) - Schedule of Reconciliation of Changes in Fair Value - Level 3 [Member]	12 Months Ended
	Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at January 11, 2021
Change in fair value	(4,181,839)
Fair Value at December 31, 2021
Warrant Liability [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance due to Initial Public Offering at March 18, 2021	17,640,000
Warrant Liability [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of over-allotment option	1,170,000
Issuance of overallotment warrant placements (public and private)	890,357
Partial exercise of over-allotment option	(288,245)
Expiration of over-allotment option	(567,241)
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reclassification	(7,405,819)	[1]
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reclassification	$ (7,257,213)	[1]

[1]	These warrants were reclassified on June 30, 2021